Hull Tactical US ETF
Schedule of Investments
January 31, 2026 (Unaudited)
ETF - Exchange - Traded Fund
SPDR - Standard & Depositary Receipt
EXCHANGE-TRADED FUNDS — 50.24% Shares Fair Value
Exchange-Traded Funds — 50.24%
Alpha Architect 1-3 Month Box ETF 36,447 $ 4,207,806
SPDR S&P 500 ETF Trust
( a)(b)
93,454 64,667,365
Total Exchange-Traded Funds
  (Cost $56,090,967) 68,875,171
U.S. GOVERNMENT & AGENCIES
(c)(d)
— 22.49%
Principal
Amount
United States Treasury Bill, 3.87%, 2/5/2026 $ 6,000,000 5,998,198
United States Treasury Bill, 3.77%, 3/10/2026 10,000,000 9,963,735
United States Treasury Bill, 3.78%, 3/17/2026 5,000,000 4,978,303
United States Treasury Bill, 3.58%, 4/21/2026 5,000,000 4,961,325
United States Treasury Bill, 3.58%, 7/2/2026 5,000,000 4,926,177
Total U.S. Government & Agencies
    (Cost $30,825,469) 30,827,738
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED CALL OPTIONS — 0.05%
S&P 500 Index 12 $ 8,326,836 $ 7,210.00 March 2026 43,080
S&P 500 Index 6 4,163,418 7,215.00 March 2026 20,820
T otal P urchased C all Options
    (Cost $62,372) 63,900
Total Purchased Options
    (Cost $62,372) 63,900
Total Investments — 72.78%
    (Cost $86,978,808) 99,766,809
Other Assets in Excess of Liabilities  —  27.22% 37,320,745
Net Assets — 100.00% $ 137,087,554
(a) Represents an investment greater that 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of January 31, 2026, the percentage of net assets invested in SPDR S&P 500 ETF was 47.17% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.
(b) Securities, or a portion thereof, have been pledged as collateral on open futures contracts and/or written options contracts. The total collateral pledged is $57,656,850.
(c) The rate shown represents effective yield at time of purchase.
(d) Non-income producing security.

Hull Tactical US ETF
Schedule of Open Written Option Contracts
January 31, 2026 (Unaudited)
Description
Number of
Contracts
Notional
Amount Exercise Price
Expiration
Date Fair Value
Written Put Options (0.10)%
S&P 500 Index (6) $ (4,163,418) $ 6,535.00 March 2026 $ (32,700)
S&P 500 Index (18) (12,490,254) 6,580.00 March 2026 (108,900)
Total Written Put Options (Premiums Received $152,869) $ (141,600)
Total Written Options (Premiums Received $152,869) $ (141,600)

Hull Tactical US ETF
Schedule of Futures Contracts
January 31, 2026 (Unaudited)
Contracts Expiration Date Notional Value Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
Cboe Volatility
Index Future 224 April 2026 $ 4,530,352 $ 4,603,021 $ 72,669
Cboe Volatility
Index Future 169 May 2026 3,458,413 3,523,515 65,102
CME E-Mini
S&P 500
Index Future 88 March 2026 30,681,998 30,649,300 (32,698)
105,073
SHORT CONTRACTS
Cboe Volatility
Index Future (110) February 2026 $ (2,019,770) $ (2,094,928) $ (75,158)
Cboe Volatility
Index Future (80) March 2026 (1,552,731) (1,591,848) (39,117)
Total Futures ( 9 , 202 )